Fidelity® Stock Selector All Cap Fund

Class/Ticker

Fidelity Advisor® Stock Selector All Cap Fund Institutional/FBRNX

In this summary prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this summary prospectus.

Summary Prospectus

November 29, 2013

As Revised July 18, 2014

Fund Summary

Fund/Class:
Fidelity® Stock Selector All Cap Fund/Fidelity Advisor® Stock Selector All Cap Fund Institutional

Investment Objective

The fund seeks capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.27%
Total annual operating expensesA	0.79%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 81
3 years	$ 252
5 years	$ 439
10 years	$ 978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Summary Prospectus

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Institutional Class after Institutional Class has been in operation for one calendar year.

Summary Prospectus

Fund Summary - continued

Year-by-Year ReturnsA

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%	17.93%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	22.75%	September 30, 2013

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Institutional Class has higher expenses.

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund A
Return Before Taxes	17.93%	0.04%	6.81%
Return After Taxes on Distributions	17.74%	-0.09%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	11.91%	0.01%	5.98%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Institutional Class would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Institutional Class's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Institutional Class has higher expenses.

Summary Prospectus

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

Peter Dixon (co-manager) has managed the fund since July 2014.

Purchase and Sale of Shares

Institutional Class eligibility requirements are listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Summary Prospectus

Fund Summary - continued

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.946011.105 AFSSI-SUM-1113-01

Fidelity® Stock Selector All Cap Fund

Class/Ticker
Fidelity Advisor® Stock Selector All Cap Fund
A/FMAMX	T/FSJHX	B/FHRLX	C/FLACX

In this summary prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this summary prospectus.

Summary Prospectus

November 29, 2013

As Revised July 18, 2014

Fund Summary

Fund/Class:
Fidelity® Stock Selector All Cap Fund/Fidelity Advisor® Stock Selector All Cap Fund A, T, B, C

Investment Objective

The fund seeks capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 27 of the prospectus.

Shareholder fees (fees paid directly from your investment)

Class A

Class T

Class B

Class C

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	5.00%B	1.00%C

A Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

B Declines over 6 years from 5.00% to 0%.

C On Class C shares redeemed less than one year after purchase.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.29%	0.30%	0.34%	0.32%
Total annual operating expenses	1.06%	1.32%	1.86%	1.84%

Summary Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 480	$ 480	$ 689	$ 189	$ 287	$ 187
3 years	$ 893	$ 893	$ 754	$ 754	$ 885	$ 585	$ 579	$ 579
5 years	$ 1,126	$ 1,126	$ 1,048	$ 1,048	$ 1,206	$ 1,006	$ 995	$ 995
10 years	$ 1,795	$ 1,795	$ 1,885	$ 1,885	$ 1,872	$ 1,872	$ 2,159	$ 2,159

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Summary Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class A, Class T, Class B, and Class C after Class A, Class T, Class B, and Class C have been in operation for one calendar year.

Year-by-Year ReturnsA

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Summary Prospectus

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%	17.93%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	22.75%	September 30, 2013

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund A
Return Before Taxes	17.93%	0.04%	6.81%
Return After Taxes on Distributions	17.74%	-0.09%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	11.91%	0.01%	5.98%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, Class B, and Class C would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, Class B's, and Class C's returns will be lower than Fidelity Stock Selector All Cap Fund's returns to the extent that Class A, Class T, Class B, and Class C have higher expenses.

Summary Prospectus

Fund Summary - continued

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

Peter Dixon (co-manager) has managed the fund since July 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the Additional Information about the Purchase and Sale of Shares section of the prospectus, the fund no longer accepts investments in Class B shares. Any purchase order for Class B shares (other than from an existing Class B shareholder pursuant to an exchange or the reinvestment of dividends and capital gain distributions paid on Class B shares) will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge.

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class B or Class C is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, Class B, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Summary Prospectus

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, Simplified Employee Pension-IRA, and Keogh accounts	$500
Through a regular investment plan established at the time the fund position is opened	$100

The fund may waive or lower purchase minimums in other circumstances.

After a maximum of seven years from the initial purchase date, Class B shares convert automatically to Class A shares of the fund at NAV.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.946018.105 AFSS-SUM-1113-01

Fidelity® Stock Selector All Cap Fund

Class/Ticker

Fidelity Advisor® Stock Selector All Cap Fund

Z/FZAPX

Summary Prospectus

November 29, 2013

As Revised July 18, 2014

Fund Summary

Fund/Class:
Fidelity® Stock Selector All Cap Fund/Fidelity Advisor® Stock Selector All Cap Fund Z

Investment Objective

The fund seeks capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.09%
Total annual operating expenses	0.61%

A Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 62
3 years	$ 195
5 years	$ 340
10 years	$ 762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Summary Prospectus

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Summary Prospectus

Fund Summary - continued

Year-by-Year ReturnsA

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%	17.93%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	22.75%	September 30, 2013

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class Z would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Fidelity Stock Selector All Cap Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Returns

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap FundA	17.93%	0.04%	6.81%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

A The returns shown above are for Fidelity Stock Selector All Cap Fund, a class of shares of the fund that is not offered through this prospectus. Class Z would have substantially similar annual returns to Fidelity Stock Selector All Cap Fund because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Fidelity Stock Selector All Cap Fund's returns to the extent that the classes do not have the same expenses.

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Summary Prospectus

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

Peter Dixon (co-manager) has managed the fund since July 2014.

Purchase and Sale of Shares

Class Z shares are offered to employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program.

Plan participants may purchase Class Z shares of the fund only if Class Z shares are eligible for sale and available through their plan. You may buy or sell shares by contacting your employee benefit plan.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$5 million

Plan participants purchasing Class Z shares available through their plan will not be subject to the initial purchase minimum. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Advisor, and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.965589.102 AFSSZ-SUM-1113-01

Fidelity® Stock Selector All Cap Fund

Class/Ticker

Fidelity Stock Selector All Cap Fund/FDSSX

In this summary prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this summary prospectus.

Summary Prospectus

November 29, 2013

As Revised July 18, 2014

Fund Summary

Fund/Class:
Fidelity® Stock Selector All Cap Fund/Fidelity Stock Selector All Cap Fund

Investment Objective

The fund seeks capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%
Total annual operating expenses	0.71%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Summary Prospectus

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Summary Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%	17.93%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	22.75%	September 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund
Return Before Taxes	17.93%	0.04%	6.81%
Return After Taxes on Distributions	17.74%	-0.09%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	11.91%	0.01%	5.98%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Summary Prospectus

Portfolio Manager(s)

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

Peter Dixon (co-manager) has managed the fund since July 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Summary Prospectus

Fund Summary - continued

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, and FAST are registered service marks of FMR LLC © 2014 FMR LLC. All rights reserved.

The third party marks appearing above are the marks of their respective owners.

1.922182.108 FSS-SUM-1113-01

Fidelity® Stock Selector All Cap Fund

Class/Ticker

K/FSSKX

Summary Prospectus

November 29, 2013

As Revised July 18, 2014

Fund Summary

Fund/Class:
Fidelity® Stock Selector All Cap Fund/K

Investment Objective

The fund seeks capital growth.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.09%
Total annual operating expenses	0.61%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 62
3 years	$ 195
5 years	$ 340
10 years	$ 762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Summary Prospectus

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Summary Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2009	2010	2011	2012
	29.05%	19.35%	-4.96%	18.06%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.31%	June 30, 2009
Lowest Quarter Return	-17.73%	September 30, 2011
Year-to-Date Return	22.86%	September 30, 2013

Average Annual Returns

For the periods ended December 31, 2012	Past 1 year	Life of Class
Class K	18.06%	1.50%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	2.86%

A From May 9, 2008.

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Matthew Drukker (co-manager) has managed the fund since January 2013.

Christopher Lee (co-manager) has managed the fund since May 2013.

Peter Dixon (co-manager) has managed the fund since July 2014.

Summary Prospectus

Purchase and Sale of Shares

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet www.401k.com
Phone For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.
For Retirement Plan Level Accounts: Corporate Clients 1-800-962-1375 "Not for Profit" Clients 1-800-343-0860
Mail
Redemptions:
Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Class K shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC© 2014 FMR LLC. All rights reserved.

The third party marks appearing above are the marks of their respective owners.

1.922183.108 FSS-K-SUM-1113-02